Cover	12 Months Ended
Sep. 30, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Registrant Name	Ping An Biomedical Co., Ltd.
Entity Central Index Key	0001897532
Entity File Number	001-42155
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	22/F, China United Plaza, 1002-1008
Entity Address, Address Line Two	Tai Nan West Street
Entity Address, Address Line Three	Cheung Sha Wan
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(b) Security	ordinary shares, par value $0.0000625 per share
Trading Symbol	PASW
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	20,500,000
Entity Address, Postal Zip Code	0000
Business Contact
Document Information [Line Items]
Contact Personnel Name	Pijun Liu
Contact Personnel Email Address	liupijun2025@163.com
Entity Address, Address Line One	22/F, China United Plaza, 1002-1008
Entity Address, Address Line Two	Tai Nan West Street
Entity Address, Address Line Three	Cheung Sha Wan
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
City Area Code	+852
Local Phone Number	3915 2600
Entity Address, Postal Zip Code	0000